2 SIGNIFICANT ACCOUNTING POLICIES: Statement of Compliance (Details)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018
Details
Entity Accounting Standard	IFRS 16	International Financial Reporting Standards (“IFRS”)